Document and Entity Information Document	Jul. 24, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jul. 24, 2023
Document Period End Date	Jul. 24, 2023
Amendment Flag	false
Entity Registrant Name	JANOVER INC.
Entity Address, Address Line One	6401 Congress Avenue, Suite 250
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
Entity Incorporation, State Country Name	DE
City Area Code	844
Local Phone Number	885-6875
Entity File Number	001-41748
Entity Central Index Key	0001805526
Entity Emerging Growth Company	true
Entity Tax Identification Number	83-2676794
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	JNVR
Security Exchange Name	NASDAQ